March 11, 2015

BNY MELLON FUNDS TRUST

- BNY Mellon Large Cap Stock Fund

- BNY Mellon International Equity Income Fund

- BNY Mellon Asset Allocation Fund

Supplement to Prospectus

dated December 31, 2014

The following information supersedes and replaces the information contained in the section of the Fund's prospectus entitled "Fund Summary - BNY Mellon Large Cap Stock Fund - Portfolio Management":

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation.

William S. Cazalet, CAIA and Ronald P. Gala, CFA are the fund's primary portfolio managers.  Messrs. Cazalet and Gala have held that position since December 2014 and October 2013, respectively. Mr. Cazalet is a managing director and head of active equity strategies at Mellon Capital Management Corporation (Mellon Capital), an affiliate of The Dreyfus Corporation.  Mr. Gala is a managing director and senior portfolio manager at Mellon Capital.  Messrs. Cazalet and Gala also are employees of The Dreyfus Corporation and manage the fund as employees of The Dreyfus Corporation.

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The following information supersedes and replaces the information contained in the section of the Fund's prospectus entitled "Fund Summary - BNY Mellon International Equity Income Fund - Portfolio Management":

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation.

C. Wesley Boggs and Ronald P. Gala, CFA are the fund's primary portfolio managers.  Messrs. Boggs and Gala have held that position since December 2011. Mr. Boggs is a vice president and senior portfolio manager at Mellon Capital Management Corporation (Mellon Capital), an affiliate of The Dreyfus Corporation.  Mr. Gala is a managing director and senior portfolio manager at Mellon Capital. Messrs. Boggs and Gala also are employees of The Dreyfus Corporation and manage the fund as employees of The Dreyfus Corporation.

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MFTS0315

The following information supersedes and replaces the information contained in the section of the Fund's prospectus entitled "Fund Summary - BNY Mellon Asset Allocation Fund - Portfolio Management":

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation.

Jeffrey M. Mortimer is the fund's primary portfolio manager responsible for investment allocation decisions, a position he has held since March 2013.  He is Director of Investment Strategy for BNY Mellon Wealth Management and also is an employee of The Dreyfus Corporation and manages the fund as an employee of The Dreyfus Corporation.  Ronald P. Gala, CFA is the fund's primary portfolio manager responsible for managing the portion of the fund's assets invested directly in large cap equity securities, a position he has held since October 2013.  John F. Flahive is the fund's primary portfolio manager responsible for managing the portion of the fund's assets allocated to individual fixed-income securities, a position he has held since March 2006.  Mr. Gala is a managing director and senior portfolio manager at Mellon Capital Management Corporation, an affiliate of The Dreyfus Corporation.  Mr. Flahive is a senior vice president of The Bank of New York Mellon, an affiliate of The Dreyfus Corporation.  Messrs. Gala and Flahive also are employees of The Dreyfus Corporation and manage the fund as employees of The Dreyfus Corporation.

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The following information supersedes and replaces any contrary information contained in the sections of the Fund's prospectus entitled "Fund Details – Management – Portfolio Managers – BNY Mellon Large Cap Stock Fund,"  "– BNY Mellon International Equity Income Fund," "– BNY Mellon Asset Allocation Fund" and "—Biographical Information":

BNY Mellon Large Cap Stock Fund's primary portfolio managers are William S. Cazalet and Ronald P. Gala.

BNY Mellon International Equity Income Fund's primary portfolio managers are C. Wesley Boggs and Ronald P. Gala.

BNY Mellon Asset Allocation Fund's primary portfolio manager with respect to the portion of the fund's assets invested directly in large cap equity securities is Ronald P. Gala.

C. Wesley Boggs has been a primary portfolio manager of BNY Mellon International Equity Income Fund since its inception in December 2011.  He is a member of the Active Equity Team of Mellon Capital Management Corporation (Mellon Capital), an affiliate of Dreyfus.  Mr. Boggs has been employed by Dreyfus since 2007.  He is a vice president and senior portfolio manager at Mellon Capital, where he has been employed since 1993.

MFTS0315

William S. Cazalet, CAIA, has been a primary portfolio manager of BNY Mellon Large Cap Stock Fund since December 2014.  Mr. Cazalet has been employed by Dreyfus since 2014.  He is a managing director and head of active equity strategies at Mellon Capital, where he has been employed since July 2013.  Prior to joining Mellon Capital, Mr. Cazalet was employed from November 2011 until June 2013 by Commonfund, Inc. where he was responsible for U.S. west coast and international clients.  From October 2005 until December 2010, he served as global co-head of long short equity strategies at AXA Rosenberg, where he was responsible for strategy and portfolio design, product development and marketing.

Ronald P. Gala, CFA, has been a primary portfolio manager of BNY Mellon Large Cap Stock Fund and BNY Mellon Asset Allocation Fund with respect to the portion of the fund's assets invested directly in large cap equity securities since October 2013 and of BNY Mellon International Equity Income Fund since its inception in December 2011.  He is a member of the Active Equity Team of Mellon Capital.  Mr. Gala has been employed by Dreyfus since 1998.  He is a managing director and senior portfolio manager at Mellon Capital and has been employed by Mellon Capital or predecessor BNY Mellon entities since 1993.

MFTS0315

                                                                                                                                            March 11, 2015

BNY MELLON FUNDS TRUST

- BNY Mellon Large Cap Stock Fund

- BNY Mellon International Equity Income Fund

- BNY Mellon Asset Allocation Fund

(collectively, the "Funds")

Supplement to the Statement of Additional Information (the "SAI")

dated December 31, 2014

The following information supersedes any contrary information contained in the section of the Funds' SAI entitled "Certain Portfolio Manager Information":

            All references to Warren Chiang have been removed.

MFT-SAISTK-0315